ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ (175,483)	$ (175,910)	$ (203,610)
Unrecognized gains (losses):
Gross	(235,450)	25,208	(9,511)
Tax effect	89,692	(9,361)	4,544
Reclassification into net earnings:
Gross	(3,710)	(24,740)	50,916
Tax effect	1,382	9,320	(18,249)
Net of tax amount	(148,086)	427	27,700
Balance at end of period	(323,569)	(175,483)	(175,910)
Foreign Currency Translation
Balance at beginning of period	9,692	8,849	3,381
Unrecognized gains (losses):
Gross	2,723	843	5,468
Net of tax amount	2,723	843	5,468
Balance at end of period	12,415	9,692	8,849
Pension & Other Benefits
Balance at beginning of period	(202,183)	(205,243)	(194,103)
Unrecognized gains (losses):
Gross	(248,434)	(15,115)	(38,490)
Tax effect	93,580	5,534	13,555
Reclassification into net earnings:
Gross	18,609	20,363	22,244
Tax effect	(7,037)	(7,722)	(8,449)
Net of tax amount	(143,282)	3,060	(11,140)
Balance at end of period	(345,465)	(202,183)	(205,243)
Deferred Gain (Loss) - Hedging
Balance at beginning of period	17,008	20,484	(12,888)
Unrecognized gains (losses):
Gross	10,261	39,480	23,511
Tax effect	(3,888)	(14,895)	(9,011)
Reclassification into net earnings:
Gross	(22,319)	(45,103)	28,672
Tax effect	8,419	17,042	(9,800)
Net of tax amount	(7,527)	(3,476)	33,372
Balance at end of period	$ 9,481	$ 17,008	$ 20,484